ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

August 22, 2014	James McGinnis
(617) 951-7774
james.mcginnis@ropesgray.com

Re:                             Martin Currie Business Trust (File No.  811-08612)

Filing Pursuant to Rule 14a-6(a) under the

Securities Exchange Act of 1934

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Martin Currie Business Trust (the “Trust”) pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a meeting of shareholders of the MCBT Global Emerging Markets Fund and the MCBT Opportunistic EAFE Fund, two series of the Trust (the “Meeting”):  (i) a notice of meeting; (ii) a preliminary proxy statement; and (iii) a form of proxy card.  The Meeting is being called for the purposes described in the enclosed notice of meeting.

The Trust hopes to begin mailing the proxy materials on or about September 2, 2014.

Please direct any questions or comments concerning this filing to the undersigned at (617) 951-7774 or George Raine at (617) 951-7556.

Sincerely,

/s/ James D. McGinnis

James D. McGinnis

Encl.

cc:                                George B. Raine